PROPERTY, PLANT AND EQUIPMENT, NET (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure of detailed information about property, plant and equipment [abstract]
Schedule of Property, Plant and Equipment, Net
Balance at December 31, 2019:

	Laboratory equipment	Computers and peripheral equipment	Office equipment and furniture	Leasehold improvements	Total
Cost:

Balance at January 1, 2019	$4,852	$3,895	$225	$12,838	$21,810
Additions	87	156	39	689	971

Balance at December 31, 2019	4,939	4,051	264	13,527	22,781

Accumulated Depreciation:

Balance at January 1, 2019	3,834	3,593	144	11,052	18,623
Additions	396	187	12	979	1,575

Balance at December 31, 2019	4,230	3,780	156	12,031	20,198

Depreciated cost at December 31, 2019	$709	$271	$108	$1,496	$2,583

Balance at December 31, 2018:

	Laboratory equipment	Computers and peripheral equipment	Office equipment and furniture	Leasehold improvements	Total
Cost:

Balance at January 1, 2018	$4,756	$3,749	$224	$12,666	$21,395
Additions	96	146	1	172	415

Balance at December 31, 2018	4,852	3,895	225	12,838	21,810

Accumulated Depreciation:

Balance at January 1, 2018	3,514	3,275	129	9,685	16,603
Additions	320	318	15	1,367	2,020

Balance at December 31, 2018	3,834	3,593	144	11,052	18,623

Depreciated cost at December 31, 2018	$1,018	$302	$81	$1,786	$3,187